INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTE 6 - INTANGIBLE ASSETS

The SUGARDOWN® technology and provisional patents are being amortized on a straight-line basis over their useful lives of 14 years.  Goodwill is not amortized, but is evaluated annually for impairment.

Intangible assets consist of the following at June 30, 2012 and December 31, 2011:

	2012	2011
SUGARDOWN® technology and provisional patents	$900,000	$900,000
Less accumulated amortization	(107,143)	(75,000)
Intangible assets, net	$792,857	$825,000

Amortization expense was $16,071 and $32,143 for the three and six months ended June 30, 2012 and 2011, respectively.

The SUGARDOWN® technology and provisional patents, which were obtained through the acquisition of the Target in 2010 are being amortized on a straight-line basis over their estimated useful lives of 14 years.

Intangible assets consist of the following:

	December 31,
	2011	2010
SUGARDOWN® technology and provisional patents	$900,000	$900,000
Less accumulated amortization	(75,000)	(10,714)
Intangible assets, net	$825,000	$889,286

Amortization expense for the years ended December 31, 2011 and 2010, was $64,286 and $10,714, respectively.

The estimated remaining amortization expense related to intangible assets with finite lives for each of the five succeeding years and thereafter is as follows:

Year ending December 31:

2012	$64,286
2013	64,286
2014	64,286
2015	64,286
2016	64,286
Thereafter	503,570
$825,000